Share-based Payment - Schedule of Warrant Activity (Detail)	3 Months Ended
Mar. 31, 2024 € / shares
Disclosure Of Warrant Activity [line items]
Ending balance	1,226,958
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	6,523,784
Granted during the period	89,380
Exercised during the period	(516,980)
Forfeited during the period	(64,686)
Ending balance	6,031,498
Vested at the balance sheet date	4,921,235
Beginning balance	€ 86.38
Granted during the period	133.09
Exercised during the period	39.72
Forfeited during the period	107.73
Ending balance	90.52
Vested at the balance sheet date	€ 85.39